Organization and Business (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 16, 2013	Sep. 17, 2012	Oct. 31, 2013	Aug. 31, 2013	Aug. 31, 2012	Apr. 30, 2014	Jul. 31, 2014 segment	Oct. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Organization and Business [Abstract]
Number of Operating Segments							1
Common Stock, Par or Stated Value Per Share							$ 0.01	$ 0.01	$ 0.01
Stockholders' Equity Note, Stock Split, Conversion Ratio					0.125
Accumulated deficit							$ 81,221,000	$ 83,155,000	$ 70,171,000
Cash and Cash Equivalents, at Carrying Value			1,068,000				86,000	5,331,000	32,000	877,000
Liabilities, Current							1,829,000	875,000	2,153,000
Long term debt							0	0
Proceeds received from private placements	$ 1,782,000	$ 4,776,000	$ 324,000	$ 1,057,000		$ 1,498,000